Nov. 07, 2019
BNY Mellon Diversified Emerging Markets Fund
BNY Mellon Diversified Emerging Markets Fund
November 7, 2019 BNY MELLON INVESTMENT FUNDS I BNY Mellon Diversified Emerging Markets Fund Supplement to Current Summary Prospectus and Prospectus

The following information supplements and supersedes any contrary information contained in each fund's summary prospectus and prospectus.

Effective on or about December 13, 2019, the fund will no longer assess a redemption fee on redemptions or exchanges of fund shares. The fund reserves the right to reimpose a redemption fee in the future, upon appropriate notice.